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                                        July 6, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Massachusetts Mutual Life Insurance Company
     Massachusetts Mutual Variable Annuity Separate Account 4
     File No. 333-45039

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Annuity Separate Account 4 (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information ("SAI") for certain individual certificates issued under a group deferred variable annuity contract offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in the registration statement for the Separate Account on Form N-4 that was declared effective by the Securities and Exchange Commission on July 1, 1998, and that the text of the effective registration statement has been filed electronically.


Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Counsel